FAIR VALUE MEASUREMENTS (Significant Unobservable Inputs) (Details) - Level 3 [Member]	Dec. 31, 2024
Expected volatility | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.5266
Expected volatility | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	55.32
Risk free interest rate | Available for sale securities non current
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.95
Risk free interest rate | Minimum [Member] | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.32
Risk free interest rate | Maximum [Member] | Financial Liabilities
FAIR VALUE MEASUREMENTS
Unobservable inputs	0.99
Convertible Senior Notes | Expected volatility | Minimum [Member] | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	44.79
Convertible Senior Notes | Expected volatility | Maximum [Member] | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	48.08
Convertible Senior Notes | Risk free interest rate | Minimum [Member] | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.14
Convertible Senior Notes | Risk free interest rate | Maximum [Member] | Available for sale securities current
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.84
Foreign exchange option | Expected volatility | Minimum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	6.68
Foreign exchange option | Expected volatility | Maximum [Member]
FAIR VALUE MEASUREMENTS
Unobservable inputs	6.85
Foreign exchange option | Risk free interest rate
FAIR VALUE MEASUREMENTS
Unobservable inputs	1.08